Jul. 29, 2019

GOLDMAN SACHS TRUST

Goldman Sachs Municipal Fixed Income Funds

Class A, Class C, Institutional, Investor, Class P and Class R6 Shares

of the

Goldman Sachs High Yield Municipal Fund

(the “Fund”)

Supplement dated February 14, 2020 to the

Prospectuses and Summary Prospectuses,

each dated July 29, 2019, as supplemented to date

At a meeting held on February 11-12, 2020, the Board of Trustees of the Goldman Sachs Trust approved to remove the potential to impose redemption fees on the Fund’s shares. As of March 16, 2020 (the “Effective Date”), the Fund will no longer charge a 2% redemption fee on the redemption of shares (including by exchange) held for 60 days.

Accordingly, as of the Effective Date, all references to redemption fees in the Fund’s Prospectuses and Summary Prospectuses are deleted in their entirety.